Cash and cash equivalents Cash and cash equivalents	6 Months Ended
Jun. 30, 2018
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
Cash and cash equivalents
Cash and cash equivalents includes $10.0 million and $20.2 million of short-term deposits with original maturities of less than three months, at June 30, 2018 and December 31, 2017, respectively.